SCHEDULE OF INVESTMENT IN ASSOCIATE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Beginning balance		$ 521
Share of loss	$ 32	249	$ 356	$ (533)
Ending balance	29	227	521
Shanghai Teddy Friends Investment Management Limited [Member]
Beginning balance		521	854
Share of loss		(249)	(356)
Exchange difference		(45)	23
Ending balance	$ 29	$ 227	$ 521	$ 854